CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Average share price of stock issued for exercised options	$ 0.43	$ 1.56	$ 0.16
Average share price of stock issued for services		$ 3.03	$ 1.83
Average share price of stock issued for private placement	$ 2.56
Average share price of stock issued for debt settlement	$ 2.90